Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Hedging percentage for budgeted revenue exposure	50.00%
Hedging continually increases percentage for budgeted revenue exposure	80.00%
Interest risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage variation in interest rate risk	0.25%	0.25%
Interest rate impact on net income and comprehensive income	$ 3.1	$ 2.6